OVERDRAFT AND CREDITS FROM BANK INSTITUTION AND OTHERS (Tables)	12 Months Ended
Dec. 31, 2025
Credit From Banks And Others [Abstract]
Disclosure of detailed information about credit from banks and others [Table Text Block]
		December 31,
	Interest rate	2025	2024

Overdraft and credit from bank institution	8.75%	$2,293	$2,586
Credit from non-financial institutions	8%-21%	8,470	6,306
Check receivables	6.5%-13.8%	4,506	6,719

		$15,269	$15,611

Disclosure of breakdown of credits from bank institution and others [Table Text Block]
	December 31,
	2025	2024

Current maturity	$14,333	$15,145
Long-term credit facility	936	466

	$15,269	$15,611